Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

Other current assets consisted of the following at March 31, 2017 and December 31, 2016:

Description	March 31, 2017	December 31, 2016
Deferred offering costs	$49,918	$111,641
Prepaid expense	187,413	259,921

Total Other Current Assets	$237,331	$371,562

Description	2016	2015
Deferred offering costs	111,641	28,876
Prepaid expenses	259,921	469,922

Total other current assets	$371,562	$498,798